UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Investment Trust

Semiannual Report
6.30.2012

John Hancock Collateral Investment Trust

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 10
Financial highlights	Page 13
Notes to financial statements	Page 14
Board Considerations Disclosure	Page 17
More Information	Page 20

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these cost with the ongoing costs of investing in other mutual funds.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2012 with the same investment held until June 30, 2012.

	Account value	Ending value	Expenses paid during
	on 1-1-12	on 6-30-12	period ended 6-30-12[1]

Shares	$1,000.00	$1,001.80	$0.30

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2012, by $1,000.00, then multiply it by the “expenses paid” from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2012, with the same investment held until June 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 1-1-12	on 6-30-12	period ended 6-30-12[1]

Shares	$1,000.00	$1,024.60	$0.30

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.06%, for the Fund's shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Portfolio Summary

Top 10 Issuers[1]	Yield*	Percentage of Net Assets (50.4%
		of Net Assets on 6-30-12)
Federal Home Loan Bank
07/02/12 to 06/10/13	0.205 to 0.300%	6.0%
Toyota Motor Credit Corp.
10/09/12 to 04/19/13	0.310 to 0.667%	5.5%
American Honda Finance Corp.
08/28/12 to 04/02/13	0.687 to 4.625%	5.4%
Westpac
09/14/12 to 04/08/13	0.470 to 2.625%	5.3%
Old Line Funding LLC
07/02/12 to 09/17/12	0.180 to 0.230%	5.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
07/05/12 to 01/22/13	0.160 to 2.600%	5.0%
JPMorgan Chase & Company†
10/01/12 to 01/25/13	0.600 to 5.375%	4.9%
General Electric Capital Corp.
10/19/12 to 05/22/13	0.596 to 5.250%	4.7%
Wells Fargo & Company
10/23/12 to 01/31/13	4.375 to 5.250%	4.4%
Barclays U.S. Funding LLC
07/02/12	0.050%	3.9%

Sector Composition[1,2]
Financials	58.6%
Commercial Banks	29.1%
Diversified Financial Services	19.1%
Capital Markets	6.2%
Consumer Finance	4.2%
U.S. Government Agency Obligations	12.2%
Consumer Discretionary	7.7%
Industrials	7.5%
Health Care	6.0%
Materials	3.9%
Asset Backed Securities	2.1%
Consumer Staples	1.8%
Foreign Government Obligations	1.2%
Repurchase Agreement	0.1%
Other	(1.1%)

Portfolio Composition[1,2]
Corporate Interest-Bearing Obligations	46.2%
Commercial Paper	32.1%
U.S. Government Agency Obligations	12.2%
Certificates of Deposit	7.2%
Asset Backed Securities	2.1%
Foreign Government Obligations	1.2%
Repurchase Agreement	0.1%
Other	(1.1%)

1 As a percentage of net assets on 6-30-12.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

* Yield represents the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† Includes securities issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

4

John Hancock Collateral Investment Trust
As of 6-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 2.1%			$105,463,414

(Cost $105,408,329)

Bank of America Auto Trust, Series 2012-1, Class A1
04/15/13	0.269	$8,306,647	8,312,854
BMW Vehicle Lease Trust, Series 2012-1, Class A1
05/20/13	0.325	12,754,438	12,766,727
CNH Equipment Trust, Series 2011-C, Class A1
01/04/13	0.548	7,899,833	7,905,469
Honda Auto Receivables Owner Trust, Series 2011-3, Class
A1
10/22/12	0.398	79,093	79,124
Honda Auto Receivables Owner Trust, Series 2012-2, Class
A1
05/15/13	0.301	7,587,387	7,589,383
Hyundai Auto Receivables Trust, Series 2012-A, Class A1
03/15/13	0.300	23,678,866	23,697,850
Nissan Auto Receivables Owner Trust, Series 2011-B, Class
A1
11/15/12	0.408	5,747,055	5,748,304
Nissan Auto Receivables Owner Trust, Series 2012-A, Class
A1
03/15/13	0.359	39,355,010	39,363,703

Commercial Paper 32.1%			$1,651,338,296

(Cost $1,651,338,296)

Bank of Tokyo-Mitsubishi UFJ, Ltd.
07/05/12	0.160	160,000,000	159,997,156
Barclays U.S. Funding LLC
07/02/12	0.050	200,000,000	199,999,722
BASF SE
09/04/12	0.230	100,000,000	99,958,472
Cafco LLC
07/02/12 to 07/03/12	0.400 to 0.420	160,775,000	160,772,248
Caisse Centrale Desjardins du Quebec
07/20/12 to 09/10/12	0.200	75,000,000	74,984,861
Chariot Funding LLC
07/27/12	0.170	50,000,000	49,993,861
Deutsche Bank Financial LLC
07/05/12	0.180	130,000,000	129,997,400
EI du Pont de Nemours & Company
07/02/12 to 07/23/12	0.170 to 0.180	80,000,000	79,996,633
JPMorgan Chase & Company
01/25/13	0.600	15,000,000	14,948,000
Jupiter Securitization Company LLC
07/05/12 to 07/27/12	0.170 to 0.230	115,000,000	114,992,936
Novartis FInancial Corp.
07/02/12	0.050	21,000,000	20,999,971
Old Line Funding LLC
07/02/12 to 09/17/12	0.180 to 0.230	273,010,000	272,935,295

5

John Hancock Collateral Investment Trust
As of 6-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Sanofi
09/20/12	0.190	$50,000,000	$49,978,625
Sigma-Aldrich Corp.
07/02/12	0.120	11,000,000	10,999,963
State Street Corp.
07/17/12	0.300	75,000,000	74,990,000
Toyota Motor Credit Corp.
10/09/12 to 01/18/13	0.310 to 0.520	66,000,000	65,892,111
Unilever Capital Corp.
01/17/13	0.450	20,000,000	19,950,000
Westpac Securities NZ, Ltd.
09/14/12	0.470	50,000,000	49,951,042

Corporate Interest-Bearing Obligations 46.2%			$2,375,097,131

(Cost $2,375,115,953)

American Honda Finance Corp.(P)(S)
08/28/12 to 12/07/12	0.687 to 0.836	240,650,000	240,869,857
American Honda Finance Corp. (S)
04/02/13	4.625	35,000,000	36,063,020
ANZ National International, Ltd. (S)
12/21/12	2.375	68,046,000	68,505,719
Australia & New Zealand Banking Group, Ltd. (P)(S)
07/09/12	0.669	1,000,000	1,000,013
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
01/22/13	2.600	93,840,000	94,551,964
BHP Billiton Finance USA, Ltd.
04/15/13	4.800	8,576,000	8,861,152
Bottling Group LLC
11/15/12	4.625	3,000,000	3,043,845
Caterpillar Financial Services Corp. (P)
07/24/12	0.697	12,000,000	12,003,840
Caterpillar, Inc.(P)
11/21/12 to 05/21/13	0.567 to 0.637	101,305,000	101,522,221
Credit Suisse New York
05/15/13	5.000	67,817,000	69,934,518
General Electric Capital Corp.(P)
11/01/12 to 05/22/13	0.596 to 1.367	133,723,000	133,913,598
General Electric Capital Corp.
10/19/12 to 05/01/13	2.800 to 5.250	106,121,000	107,703,049
John Deere Capital Corp.
10/01/12 to 04/03/13	4.500 to 5.250	29,520,000	30,051,241
Johnson & Johnson (P)
05/15/13	0.467	140,000,000	140,326,760
Johnson & Johnson
08/15/12	5.150	3,500,000	3,519,247

6

John Hancock Collateral Investment Trust
As of 6-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

JPMorgan Chase & Company
10/01/12	5.375	$207,857,000	$210,309,713
National Australia Bank, Ltd. (P)(S)
01/08/13	0.941	44,350,000	44,400,958
National Australia Bank, Ltd.(S)
11/16/12 to 01/08/13	2.350 to 2.500	7,950,000	8,020,114
PepsiCo, Inc. (P)
05/10/13	0.546	58,600,000	58,728,334
Rabobank Nederland NV (P)(S)
02/04/13	0.616	13,000,000	12,997,725
Rabobank Nederland NV (S)
08/17/12	2.650	56,710,000	56,823,477
Rabobank Nederland NV
09/18/12	3.000	11,985,000	12,036,775
Sanofi (P)
03/28/13	0.661	94,125,000	94,396,268
Target Corp. (P)
01/11/13	0.499	55,805,000	55,852,825
The Bank of New York Mellon Corp.
11/01/12	4.950	42,555,000	43,195,580
The Boeing Company
11/20/12	1.875	1,290,000	1,296,507
The Procter & Gamble Company (P)
11/14/12	0.507	9,525,000	9,537,116
Toyota Motor Credit Corp.(P)
10/18/12 to 04/19/13	0.664 to 0.667	216,500,000	216,566,899
US Bank NA (P)
10/26/12	0.686	10,895,000	10,908,237
Wachovia Corp. (P)
05/01/13	2.236	19,260,000	19,537,556
Wachovia Corp.
05/01/13	5.500	34,733,000	36,090,331
Wells Fargo & Company
10/23/12 to 01/31/13	4.375 to 5.250	219,537,000	223,910,793
Westpac Banking Corp.(P)(S)
11/26/12 to 04/08/13	0.667 to 1.011	129,030,000	129,282,275
Westpac Banking Corp.
11/19/12	2.250	56,710,000	57,087,972
Westpac Securities NZ, Ltd. (S)
01/28/13	2.625	22,000,000	22,247,632

U.S. Government & Agency Obligations 12.2%			$625,794,961

(Cost $625,708,738)

Citibank NA (J)(P)
11/15/12	0.467	55,000,000	55,058,025
Federal Farm Credit Bank(P)
06/11/13 to 07/02/13	0.190 to 0.200	185,000,000	184,989,375

7

John Hancock Collateral Investment Trust
As of 6-30-12 (Unaudited)
Portfolio of Investments

Maturity Date	Yield* (%)	Par value	Value

U.S. Government & Agency Obligations (continued)

Federal Home Loan Bank(P)
07/02/12 to 04/30/13	0.205 to 0.210	$205,000,000	$204,983,400
Federal Home Loan Bank
06/10/13	0.280 to 0.300	105,400,000	105,381,784
Federal Home Loan Mortgage Corp.(P)
10/12/12 to 01/10/13	0.300 to 0.350	50,280,000	50,312,802
JPMorgan Chase & Company (J)(P)
12/26/12	0.712	25,000,000	25,069,575

Foreign Government Obligations 1.2%			$61,720,506

(Cost $61,720,621)

Province of Ontario, Canada
07/17/12 to 11/19/12	1.875 to 5.125	61,430,000	61,720,506

Certificates of Deposit 7.2%			$369,849,344

(Cost $369,849,344)

Bank of Nova Scotia (P)
08/22/12 to 10/18/12	0.315 to 0.766	36,370,000	36,383,326
Canadian Imperial Bank of Commerce (P)
07/17/12 to 09/04/12	0.666 to 0.667	78,450,000	78,466,018
National Australia Bank, Ltd. (P)
10/09/12 to 12/06/12	0.295 to 0.627	45,000,000	45,000,000
Royal Bank of Canada
07/02/12	0.125	145,000,000	145,000,000
Royal Bank of Canada (P)
06/13/13	0.560	50,000,000	50,000,000
Westpac Banking Corp. (P)
10/24/12	0.526	15,000,000	15,000,000

		Par value	Value

Repurchase Agreement 0.1%			$2,800,000

(Cost $2,800,000)

Repurchase Agreement with State Street Corp. dated 6-30-12 at
0.010% to be repurchased at $2,800,002 on 7-2-12, collateralized by $2,825,000 U.S. Treasury Notes, 0.875% due 12-31-16 (valued
at $2,860,245, including interest)		$2,800,000	2,800,000

Total investments (Cost $5,191,941,281)† 101.1%			$5,192,063,652

Other assets and liabilities, net (1.1%)			($55,789,958)

Total net assets 100.0%		$5,136,273,694

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(J) These securities are issued under the Temporary Liquidity Guarantee Program and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

8

John Hancock Collateral Investment Trust
As of 6-30-12 (Unaudited)
Portfolio of Investments

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $714,762,754 or 13.9% of the Fund's net assets as of 6-30-12.

† At 6-30-12, the aggregate cost of investment securities for federal income tax purposes was $5,191,941,281. Net unrealized appreciation aggregated $122,371, of which $732,747 related to appreciated investment securities and $610,376 related to depreciated investment securities.

9

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — June 30, 2012 (Unaudited)

Assets

Investments, at value (Cost $5,191,941,281)	$5,192,063,652
Cash	96,277
Interest receivable	14,060,292
Other receivables and prepaid expenses	20,959

Total assets	5,206,241,180

Liabilities

Payable for investments purchased	68,184,413
Distributions payable	1,583,228
Payable to affiliates
Chief compliance officer fees	8,758
Transfer agent fees	16,618
Trustees' fees	27,426
Other liabilities and accrued expenses	147,043

Total liabilities	69,967,486

Net assets

Paid-in capital	$5,136,364,944
Accumulated distributions in excess of net
investment income	(239,698)
Accumulated net realized gain (loss) on
investments	26,077
Net unrealized appreciation (depreciation) on
investments	122,371

Net assets	$5,136,273,694

Net asset value per share

Based on 513,249,387 shares of beneficial
interest outstanding — unlimited number of
shares authorized with no par value	$10.01

The accompanying notes are an integral part of the financial statements.

10

John Hancock Collateral Investment Trust

Statement of Operations — For the six month period ended June 30, 2012 (Unaudited)

Investment income

Interest	$11,062,349

Expenses

Investment management fees	944,365
Administrative services fees	149,199
Transfer agent fees	49,656
Trustees' fees	55,446
Professional fees	74,346
Custodian fees	208,852
Chief compliance officer fees	17,405
Other	36,702

Total expenses	1,535,971

Net investment income	9,526,378

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	875

Change in net unrealized appreciation
(depreciation) on investments	272,867

Net realized and unrealized gain	273,742

Increase in net assets from operations	$9,800,120

The accompanying notes are an integral part of the financial statements.

11

John Hancock Collateral Investment Trust

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	6/30/12	12/31/11
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$9,526,378	$16,762,044
Net realized gain	875	302,933
Change in net unrealized appreciation
(depreciation)	272,867	(1,026)

Increase in net assets resulting from
operations	9,800,120	17,063,951

Distributions to shareholders
From net investment income	(9,525,847)	(16,769,079)

From net realized gain	—	(218,792)
Total distributions	(9,525,847)	(16,987,871)

From Fund share transactions	(2,932,513)	(1,616,723,875)

Total decrease	(2,658,240)	(1,616,647,795)

Net assets

Beginning of period	5,138,931,934	6,755,579,729
End of period	$5,136,273,694	$5,138,931,934

Accumulated distributions in excess of net
investment income	($239,698)	($240,229)

The accompanying notes are an integral part of the financial statements.

12

John Hancock Collateral Investment Trust
Financial Highlights (For a share outstanding throughout the period)

Period ended
	6-30-12[1]	12-31-11	12-31-10	12-31-09[2]
Per share operating performance

Net asset value, beginning of period	$10.01	$10.01	$10.01	$10.00
Net investment income[3]	0.02	0.03	0.03	0.02
Net realized and unrealized gain on
investments	— [4]	— [4]	— [5]	0.01
Total from investment operations	0.02	0.03	0.03	0.03

Less distributions
From net investment income	(0.02)	(0.03)	(0.03)	(0.02)
From net realized gain	—	— [5]	—	—
Total distributions	(0.02)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$10.01	$10.01	$10.01	$10.01

Total return (%)	0.18[6]	0.28	0.27	0.29[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5,136	$5,139	$6,756	$4,901
Ratios (as a percentage of average net
assets):
Expenses	0.06[7]	0.05	0.06	0.09[7]
Net investment income	0.36[7]	0.27	0.27	0.29[7]
Portfolio turnover (%)[8]	62	91	153	51

1 Six months ended 6-30-12. Unaudited.
2 Period from 6-1-09 (inception date) to 12-31-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Less than ($0.005) per share.
6 Not annualized.
7 Annualized.
8 The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the Fund.

The accompanying notes are an integral part of the financial statements

13

John Hancock Collateral Investment Trust

Notes to financial statements (unaudited)

Note 1 - Organization

John Hancock Collateral Investment Trust (the Fund) is a Massachusetts business trust organized on May 19, 2009. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Most of the current investors in the Fund are investment companies advised by affiliates of Manulife Asset Management (US) LLC (the Adviser). The Fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the Fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The Fund invests only in U.S. dollar denominated securities rated, at the time of investment, within the two highest short-term credit categories and their unrated equivalents. The Fund’s net asset value (NAV) varies daily.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2012, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

14

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of December 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, net of fees paid to the Fund security lending agent, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 - Fees and transactions with affiliates

Manulife Asset Management (US) LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the Fund. The Adviser and the Placement Agent are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at the annual rate of: (a) 0.05% of the first $1,500,000,000 of the Fund’s average daily net assets and (b) 0.03% of the Fund’s average daily net assets in excess of $1,500,000,000.

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The investment management fees incurred for the six months ended June 30, 2012 were equivalent to an annual effective rate of 0.036% of the Fund’s average daily net assets.

Administrative services. The Fund entered into an Administrative Services Agreement with John Hancock Advisers, LLC (JHA), an affiliate of the Adviser, under which JHA provides accounting, valuation, financial reporting and certain other services. The Fund pays such affiliate monthly in arrears for these services at an annual rate of 0.02% of the Fund’s average daily net assets, up to a maximum of $300,000 annually. The administrative service fees incurred for the six months ended June 30, 2012 were equivalent to an annual effective rate of 0.006% of the Fund’s average daily net assets.

Chief Compliance Officer services. The Fund has contracted with the Adviser and the Trust’s Chief Compliance Officer (CCO) to provide certain services, including on-going evaluation of the Fund’s policies and procedures under the Federal Securities Law. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The Fund pays an annual flat rate of $35,000 to the Adviser, paid monthly in arrears, for these services.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Transfer Agent), an affiliate of the Adviser. The Fund pays the Transfer Agent monthly a fee which is based on an annual rate of $100,000. The Fund also pays certain out-of-pocket expenses.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended June 30, 2012 and the year ended December 31, 2011 were as follows:

	Six months ended		Year ended
	6/30/12		12/31/11

	Shares	Amount	Shares	Amount
Common shares
Sold	1,842,872,598	$18,443,625,144	3,947,565,032	$39,502,092,386
Repurchased	(1,843,169,444)	(18,446,557,657)	(4,109,108,537)	(41,118,816,261)

Net decrease	(296,846)	($2,932,513)	(161,543,505)	($1,616,723,875)

Note 6 - Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the six months ended June 30, 2012, aggregated $1,308,908,878 and $1,452,593,318 respectively.

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Evaluation of the Investment Management Contract by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Collateral Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), of the Investment Management Contract (the “Management Contract”) between the Trust and Manulife Asset Management (US), LLC (the “Adviser”) that took place at an in-person meeting of the Board of Trustees on February 22, 2012 (the “Meeting”). In considering the continuance of the Management Contract, the Board, including the Independent Trustees, considered the following factors:

The Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the high value to the Trust of its relationship with the Adviser, in particular noting the Adviser’s strong reputation in the asset management industry and the skills and competency with which the Adviser has managed the affairs of the Trust and other affiliated funds, together with the Adviser’s investment philosophy, research and investment decision-making process. The Board also particularly noted the experience and performance of the Adviser in managing the Trust, the qualifications of the Adviser’s personnel, the commitment of the Adviser and its personnel to the Trust’s continued successful operation and management and the Adviser’s ability to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.

Additionally, the Board considered the Adviser’s compliance policies and procedures and the Adviser’s record of compliance with those policies and procedures, noting in particular the Adviser’s dedication to its compliance program, the lack of any material compliance incidents and the Adviser’s strong culture of compliance. The Board also considered the Adviser’s administrative capabilities and its demonstrated ability to supervise other service providers for the Trust and to draw upon its many and varied organizational resources and affiliated companies to enhance the services it provides to the Trust.

Advisory Fees, Expenses and Investment Performance of the Trust

The Board considered and received information regarding the advisory fees charged by the Adviser and the other expenses borne by the Trust, including administrative fees, transfer agent fees, custodial fees and other miscellaneous fees and expenses. The Board also considered and received information regarding the Trust’s investment performance for the year ended December 31, 2011. The Board then reviewed and considered comparative advisory fee and performance information for a peer group of other funds that, like the Trust, are vehicles for the investment of cash collateral from securities lending programs (the “Peer Group”). The Board noted that no members of the Peer Group operated in a manner exactly like the Trust – i.e., as a 1940 Act-registered fund investing in money market instruments and maintaining a floating net asset value – but that the members of the Peer Group were sufficiently comparable to the Trust for a meaningful analysis.

The Board noted that the Adviser charged the Trust an advisory fee of 0.05% of the Trust’s first $1.5 billion of average daily net assets and 0.03% of the Trust’s average daily net assets in excess of $1.5 billion. The Board recognized that, for the year ended December 31, 2011, this resulted in an effective advisory fee rate of 0.035% of the Trust’s average daily net assets. The Board compared this effective advisory fee rate to the Peer Group, and noted that it was on the low end of the advisory fee rates of the Peer Group, which ranged from 0.018% to 0.16% of net assets. The Board then further noted that the Trust’s average net yield as of December 2011 was 0.37%, which was the highest of the Peer Group, whose average net yields ranged from 0.12% to 0.37% for the same period. There was then a discussion of the fees charged by the Adviser to other non-investment company clients for similar services. It was noted that the fees charged to the Trust compared favorably to the fees charged to such other clients.

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Upon reviewing and considering the foregoing information and considering the overall expenses and performance of the Trust over various periods and since its inception, the Board concluded that the Adviser’s performance was exemplary, and in particular noted the fact that the Trust achieved a high net yield relative to the Peer Group while the Adviser maintained a low rate of compensation relative to the Peer Group.

Economies of Scale

The Board received and considered general information regarding economies of scale with respect to the management of the Trust, including the Trust’s ability to appropriately benefit from economies of scale under the Trust’s fee structure, which included a breakpoint at $1.5 billion average daily net assets. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services and would generally stem from the Adviser’s common corporate ownership or shared services. To the extent the Board and the Adviser were able to identify actual or potential economies of scale, in order to ensure that any such economies continue to be reasonably shared with the Trust as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the advisory fee rate.

Financial Condition and Profitability of, and Other Benefits to, the Adviser

The Board next received and considered information regarding the Adviser’s estimated net profit margin attributable to its management of the Trust, and noted that the Trust’s affiliated service providers (other than the Adviser) were providing their services based upon estimated costs or for a nominal fee and such affiliated service providers, where applicable, reflected economies of scale in such fees. The Board also considered the Adviser’s views as to its projected profitability in connection with its relationship with the Trust in terms of the total amount of annual management fees it is projected to received with respect to the Trust and whether the Adviser has the financial ability to provide a high level of services to the Trust. The Board further considered the Adviser’s unaudited balance sheet as of December 31, 2011 and noted the Adviser’s strong capitalization and financial condition and considered favorably the Adviser’s representation that it sought to reinvest profits and retained earnings in its business.

The Board also received and considered information regarding any additional, indirect or “fall out” benefits to the Adviser as a result of its management of the Trust. The Board noted in particular that the Trust invests in fixed-income money market securities, which are generally traded in an over-the-counter market and are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no stated brokerage commission paid by the Trust. The Board recognized that, in these markets, any commission or net markup (or markdown) was implied by the difference or “spread” between the price the dealer purchases the bond for and the price the dealer sells the bond at. In this regard, the Board considered the quality of the execution achieved for the Trust by the Adviser and noted its satisfaction with the Adviser’s performance.

Additionally, the Board considered the Adviser’s representations regarding the receipt of research and other brokerage services from broker-dealers in connection with trades made for the Trust and noted the Adviser’s representation that, due to the nature of the Trust’s investments, the Adviser does not generate soft dollars in connection with trades made for the Trust’s account. The Board noted, however, that the Adviser does generate soft dollars in the management of other accounts and that the Adviser does receive proprietary broker research as part of the “bundle” of brokerage and research services in which the research is not separately priced. The Board recognized that research and brokerage services provided in connection with one account may be used to benefit all of the Adviser’s and its affiliates’ accounts and noted again its satisfaction with the quality of execution achieved for the Trust by the Adviser.

The Board also considered the various other service agreements that the Trust has with the Adviser’s affiliates, including an Administrative Services Agreement (for administrative services),

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a Placement Agency Agreement, a Transfer Agency and Service Agreement, a Chief Compliance Officer Services Agreement and an Information Technology Support Services Agreement. The Board reviewed and considered the terms of each of these agreements and the services provided thereunder, together with the fees charged under these agreements. After reviewing these service arrangements, the Board concluded that each such service agreement was in the best interests of the Trust and its shareholders, that the services performed pursuant to each such service agreement are required for the operation of the Trust, that each such service provider provides services the nature and quality of which are at least equal to those provided by other unaffiliated service providers offering the same or similar services, and that the fees charged under each such service agreement are fair and reasonable in light of the usual and customary charges made by other unaffiliated service providers for services of the same nature and quality.

The Board then concluded that, in light of the costs of providing investment management and other services to the Trust, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Other Considerations and Conclusion

The Board also generally took into account the level and quality of services that the Adviser is capable of providing, as well as the other factors considered, including all of the information presented at the previous Board meetings.

As a result of the above considerations and discussion with management of the Adviser during the Meeting, the Board, though it did not identify any one factor as controlling, concluded that: (i) the Adviser may reasonably be expected to perform its services under the Management Contract; (ii) although economies of scale cannot be measured with precision, the management fee breakpoint currently allows shareholders to benefit from economies of scale; and (iii) the Trust’s management fees are generally within a competitive range of those incurred by other comparable funds.

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More information

Trustees	Investment adviser
Harlan D. Platt*	Manulife Asset Management (US) LLC
John A. Frabotta*
Frank Saeli†
*Member of the Audit Committee	Placement agent
†Non-Independent Trustee	John Hancock Funds, LLC

Officers	Custodian
Barry H. Evans	State Street Bank and Trust Company
President and Chief Executive Officer
Carolyn M. Flanagan	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.
William E. Corson
Chief Compliance Officer	Legal counsel
Charles A. Rizzo	Skadden, Arps, Slate, Meagher & Flom LLP
Chief Financial Officer
Michael J. Leary
Treasurer

The report is certified under the Sarbanes-Oxley Act,
which requires mutual funds and other public companies
to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund's proxy voting policies and procedures are available upon request.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q.

The Fund’s Form N-Q is available on the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

20

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	August 20, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	August 20, 2012